FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Schedule of key inputs in valuation) (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate (as a percent)	1.41%	1.21%
Volatility (as a percent)	226.00%	227.00%
Expected life in years	5 years	4 years 11 months 16 days
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield
Exercise price (in dollars per share)			$ 3.00
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate (as a percent)			0.72%
Volatility (as a percent)			172.00%
Expected life in years			2 years 1 month 2 days
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate (as a percent)			0.43%
Volatility (as a percent)			146.00%
Expected life in years			1 year 8 months 19 days